Segmented Information - Operating Segments Earnings and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Oil sales	$ 271,352	$ 288,777
Natural gas sales	2,705	2,632
Natural gas liquids sales	4,872	7,735
Less: royalties	(138,833)	(122,917)
Petroleum and natural gas sales, net of royalties	140,096	176,227
Finance revenue	471	570
Revenue	140,567	176,797
Segmented expenses
Production and operating	50,626	53,298
Selling costs	1,287	2,103
General and administrative	16,611	18,688
Foreign exchange gain	(147)	(289)
Finance costs	4,256	5,075
Depletion, depreciation and amortization	34,948	34,291
Asset retirement obligation accretion	215	270
Loss on financial instruments	2,845	7,051
Impairment loss	7,937	14,500
Gain on disposition of assets	(114)	(207)
Income tax expense	26,098	26,340
Net (loss) earnings	(3,995)	15,677
Capital expenditures	36,932	40,706
Exploration and development [member]
Segmented expenses
Capital expenditures	36,764	40,638
Corporate expenditures [member]
Segmented expenses
Capital expenditures	168	68
Operating segments [member] | Egypt [member]
Revenue
Oil sales	256,193	278,111
Natural gas sales	0	0
Natural gas liquids sales	0	0
Less: royalties	(136,616)	(120,271)
Petroleum and natural gas sales, net of royalties	119,577	157,840
Finance revenue	45	87
Revenue	119,622	157,927
Segmented expenses
Production and operating	43,252	45,562
Selling costs	1,287	2,103
General and administrative	6,491	4,798
Foreign exchange gain	0	0
Finance costs	3,767	4,635
Depletion, depreciation and amortization	26,345	26,271
Asset retirement obligation accretion	0	0
Loss on financial instruments	2,845	6,755
Impairment loss	7,937	14,500
Gain on disposition of assets	0	0
Income tax expense	26,098	26,340
Net (loss) earnings	1,600	26,963
Capital expenditures	27,239	28,673
Operating segments [member] | Egypt [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	27,239	28,673
Operating segments [member] | Egypt [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	0	0
Operating segments [member] | Canada [member]
Revenue
Oil sales	15,159	10,666
Natural gas sales	2,705	2,632
Natural gas liquids sales	4,872	7,735
Less: royalties	(2,217)	(2,646)
Petroleum and natural gas sales, net of royalties	20,519	18,387
Finance revenue	0	0
Revenue	20,519	18,387
Segmented expenses
Production and operating	7,374	7,736
Selling costs	0	0
General and administrative	901	1,134
Foreign exchange gain	0	0
Finance costs	456	440
Depletion, depreciation and amortization	7,790	7,711
Asset retirement obligation accretion	215	270
Loss on financial instruments	0	296
Impairment loss	0	0
Gain on disposition of assets	(114)	(207)
Income tax expense	0	0
Net (loss) earnings	3,897	1,007
Capital expenditures	9,525	11,965
Operating segments [member] | Canada [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	9,525	11,965
Operating segments [member] | Canada [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	0	0
Non-segment [member]
Revenue
Oil sales	0	0
Natural gas sales	0	0
Natural gas liquids sales	0	0
Less: royalties	0	0
Petroleum and natural gas sales, net of royalties	0	0
Finance revenue	426	483
Revenue	426	483
Segmented expenses
Production and operating	0	0
Selling costs	0	0
General and administrative	9,219	12,756
Foreign exchange gain	(147)	(289)
Finance costs	33	0
Depletion, depreciation and amortization	813	309
Asset retirement obligation accretion	0	0
Loss on financial instruments	0	0
Impairment loss	0	0
Gain on disposition of assets	0	0
Income tax expense	0	0
Net (loss) earnings	(9,492)	(12,293)
Capital expenditures	168	68
Non-segment [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	0	0
Non-segment [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	$ 168	$ 68